Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of issuance of shares upon conversion of notes and settlement of debts

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	295,361	700,000	995,362
Share price as of settlement date	$1.28	1.91
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

Schedule of warrant activities

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2023	8,917,250	4,458,625	$11.50	3.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2024	8,917,250	4,458,625	$11.50	2.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
June 30, 2025	8,917,250	4,458,625	$11.50	2.38

Schedule of earnout shares for triggering event

The fair value of the Earnout Shares for Triggering Event 1 and 2 was estimated using the following assumptions:

Closing date	November 17, 2022
Share price of the Company as of closing date	$5.21
Average daily return rate	0.02%
Daily volatility for Triggering Event 1	4.74%
Daily volatility for Triggering Event 2	4.30%

Risk-free rate for Triggering Event 1	4.75%
Risk-free rate for Triggering Event 2	4.49%

Grant Price for Trigging Event 1	$15.0
Grant Price for Trigging Event 2	$20.0